Shareholder's Equity (Schedule Of Share-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	$ 378	$ 355	$ 371
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	152	142	162
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	195	184	157
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense	$ 31	$ 29	$ 52